Investment in Notes from Associates - Narrative (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 24, 2023 USD ($)	Jul. 27, 2022 USD ($) business_day	Oct. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of associates [Line Items]
Financial assets, at fair value				$ 479,146	$ 575,738
Gain/(loss) on investments in notes from associates				(27,630)	0	$ 0
Vedanta
Disclosure of associates [Line Items]
Proceeds from issue of convertible notes	$ 18,000
Borrowings, interest rate	9.00%
Convertible note, percentage of equity price trigger	80.00%
Number of days after debt incurred from a certain investor	60 days
Unsecured promissory note
Disclosure of associates [Line Items]
Number of business days following the consummation of a qualified financing | business_day		5
Gelesis | Unsecured promissory note
Disclosure of associates [Line Items]
Short-term note from associate		$ 15,000
Current receivable due from associates, interest rate		15.00%
Financial assets, at fair value				0	16,501
Gain (loss) on change in fair value				(16,501)	539
Interest income					$ 963
Gelesis | Senior secured convertible promissory note
Disclosure of associates [Line Items]
Financial assets, at fair value				0
Cash investment in associate				11,850
Fair value of warrants				1,121
Gelesis | Convertible note receivable
Disclosure of associates [Line Items]
Gain/(loss) on investments in notes from associates			$ (27,230)	(10,729)
Vedanta
Disclosure of associates [Line Items]
Gain (loss) on change in fair value				(400)
Vedanta | Convertible note receivable
Disclosure of associates [Line Items]
Gain/(loss) on investments in notes from associates				$ (400)
Receivables due from associates	$ 5,000